Intangible and tangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible and tangible assets
Schedule of intangible assets

As of December 31, 2022		Amortization and
(M$)	Cost	impairment	Net
Goodwill	9,010	(360)	8,650
Proved mineral interests	18,025	(10,088)	7,937
Unproved mineral interests	15,962	(2,946)	13,016
Other intangible assets	6,795	(4,467)	2,328
TOTAL INTANGIBLE ASSETS	49,792	(17,861)	31,931

As of December 31, 2021		Amortization and
(M$)	Cost	impairment	Net
Goodwill	9,728	(899)	8,829
Proved mineral interests	17,382	(9,730)	7,652
Unproved mineral interests	16,637	(2,831)	13,806
Other intangible assets	7,185	(4,988)	2,197
TOTAL INTANGIBLE ASSETS	50,932	(18,448)	32,484

As of December 31, 2020		Amortization and
(M$)	Cost	impairment	Net
Goodwill	9,738	(931)	8,807
Proved mineral interests	16,559	(9,595)	6,964
Unproved mineral interests	20,300	(4,790)	15,510
Other intangible assets	7,212	(4,965)	2,247
TOTAL INTANGIBLE ASSETS	53,809	(20,281)	33,528

Schedule of change in net intangible assets

					Currency
	Net amount as of			Amortization and	translation		Net amount as of
(M$)	January 1,	Expenditures	Disposals	impairment	adjustment	Other	December 31,
2022	32,484	1,991	(75)	(1,582)	(423)	(464)	31,931
2021	33,528	696	(271)	(1,322)	(394)	247	32,484
2020	33,178	784	(277)	(1,430)	305	968	33,528

Summary of changes in carrying amount of goodwill by business segment

	Net goodwill as of				Net goodwill as of
(M$)	January 1, 2022	Increases	Impairments	Other	December 31, 2022
Integrated Gas, Renewables & Power	5,243	111	(58)	(273)	5,023
Exploration & Production	2,612	–	–	(31)	2,581
Refining & Chemicals	519	–	–	(17)	502
Marketing & Services	426	108	–	(18)	516
Corporate	29	–	–	(1)	28
TOTAL	8,829	219	(58)	(340)	8,650

Schedule of property, plant and equipment, including analysis of changes

As of December 31, 2022		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities
Proved properties	210,079	(146,571)	63,508
Unproved properties	1,023	(268)	755
Work in progress	20,294	(688)	19,606
Subtotal	231,396	(147,527)	83,869
Other property, plant and equipment
Land	3,089	(1,039)	2,050
Machinery, plant and equipment (including transportation equipment)	37,002	(26,079)	10,923
Buildings	10,230	(6,627)	3,603
Work in progress	3,960	(23)	3,937
Other	10,401	(7,682)	2,719
Subtotal	64,682	(41,450)	23,232
TOTAL PROPERTY, PLANT AND EQUIPMENT	296,078	(188,977)	107,101

As of December 31, 2021		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities
Proved properties	212,264	(149,221)	63,043
Unproved properties	1,635	(268)	1,367
Work in progress	18,463	(831)	17,632
Subtotal	232,362	(150,320)	82,042
Other property, plant and equipment
Land	3,145	(973)	2,172
Machinery, plant and equipment (including transportation equipment)	38,285	(26,425)	11,860
Buildings	10,558	(6,646)	3,912
Work in progress	3,625	(8)	3,617
Other	10,434	(7,478)	2,956
Subtotal	66,047	(41,530)	24,517
TOTAL PROPERTY, PLANT AND EQUIPMENT	298,409	(191,850)	106,559

As of December 31, 2020		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities
Proved properties	215,892	(147,914)	67,978
Unproved properties	2,978	(268)	2,710
Work in progress	13,873	(861)	13,012
Subtotal	232,743	(149,043)	83,700
Other property, plant and equipment
Land	2,999	(905)	2,094
Machinery, plant and equipment (including transportation equipment)	39,506	(27,381)	12,125
Buildings	11,184	(6,858)	4,326
Work in progress	3,063	(1)	3,062
Other	10,983	(7,955)	3,028
Subtotal	67,735	(43,100)	24,635
TOTAL PROPERTY, PLANT AND EQUIPMENT	300,478	(192,143)	108,335

Change in net property, plant and equipment is analyzed in the following table:

					Currency
	Net amount as of			Depreciation and	translation		Net amount as of
(M$)	January 1,	Expenditures	Disposals	impairment	adjustment	Other	December 31,
2022	106,559	13,699	(951)	(12,275)	(2,236)	2,305	107,101
2021	108,335	11,647	(705)	(13,133)	(1,739)	2,154	106,559
2020	116,408	9,980	(611)	(21,544)	1,706	2,396	108,335

Schedule of facilities and equipment under leases

As of December 31, 2022		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities	4,497	(2,121)	2,376
Other property, plant and equipment
Land	1,396	(397)	999
Machinery, plant and equipment (including transportation equipment)	4,691	(2,100)	2,591
Buildings	1,750	(615)	1,135
Other	745	(483)	262
Subtotal	8,582	(3,595)	4,987
TOTAL PROPERTY, PLANT AND EQUIPMENT	13,079	(5,716)	7,363

As of December 31, 2021		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities	3,228	(1,683)	1,545
Other property, plant and equipment
Land	1,441	(324)	1,117
Machinery, plant and equipment (including transportation equipment)	4,910	(1,819)	3,091
Buildings	1,853	(561)	1,292
Other	712	(404)	308
Subtotal	8,916	(3,108)	5,808
TOTAL PROPERTY, PLANT AND EQUIPMENT	12,144	(4,791)	7,353

As of December 31, 2020		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities	2,758	(1,297)	1,461
Other property, plant and equipment
Land	1,187	(222)	965
Machinery, plant and equipment (including transportation equipment)	4,606	(1,631)	2,975
Buildings	1,778	(385)	1,393
Other	682	(286)	396
Subtotal	8,253	(2,524)	5,729
TOTAL PROPERTY, PLANT AND EQUIPMENT	11,011	(3,821)	7,190